Note 5 - Current Assets Investments in Equity Securities Noncurrent Assets: Debt Securities, Held to Maturity, and Other Non-current Assets (Details Textual) - USD ($)		1 Months Ended		6 Months Ended			12 Months Ended
	Jul. 16, 2014	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2020
Equity Securities, FV-NI		$ 54,895,000		$ 54,895,000				$ 0
Write-off Deriving from Fair Value Measurement						$ 2,888,000
Amortization of Debt Discount (Premium)				(1,280,000)	$ (453,000)
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities				8,183,000	0
Equity Securities without Readily Determinable Fair Value, Amount		$ 51,094,000		51,094,000				3,802,000
Zim Integrated Services [Member] | The 3.0% Series 1 Notes Due 2023 [Member]
Investment Stated Interest Rate	3.00%
Zim Integrated Services [Member] | The 5.0% Series 2 Notes Due 2023 [Member]
Investment Stated Interest Rate	5.00%
Investment Stated Interest Rate, Payable Quarterly	3.00%
Investment Interest Rate, Stated Percentage, Deferred Accrual	2.00%
Equity Securities [Member]
Held-to-Maturity Securities, Equity Interest Acquired	1.20%
Equity Securities, FV-NI	$ 7,802,000
Proceeds from Dividends Received				$ 0
Equity Securities [Member] | Zim Integrated Services [Member]
Investment Owned, Balance, Shares (in shares)		1,221,800		1,221,800
Investment Owned, at Fair Value		$ 54,895,000		$ 54,895,000
Debt Securities [Member]
Debt Securities, Held-to-maturity, Total	8,229,000
Amortization of Debt Discount (Premium)				458,000	$ 453,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Total								6,774,000
Debt Securities, Held-to-maturity, Allowance for Credit Loss, Ending Balance								$ 569,000
Debt Securities [Member] | Other Nonoperating Income (Expense) [Member]
Debt Securities, Held-to-maturity, Credit Loss Expense (Reversal)				(1,015,000)
Other than Temporary Impairment Losses, Investments, Total				$ 569,000
Debt Securities [Member] | Zim 3.0% Series 1 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	1,452,000
Debt Securities, Held-to-maturity, Fair Value, Total	676,000
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities			$ 394,000				$ 46,000
Debt Securities [Member] | Zim 5.0% Series 2 Notes Due 2023 [Member]
Debt Securities, Held-to-maturity, Total	6,777,000
Debt Securities, Held-to-maturity, Fair Value, Total	$ 3,567,000
Debt Securities [Member] | Zim 3 Percent Series 1 Notes and 5 Percent Series 2 Notes Due 2023 [Member]
Proceeds from Maturities, Prepayments and Calls of Held-to-maturity Securities		$ 7,789